Real Estate Owned (Details Textual)	1 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($) Mortgage_Property	Oct. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Mortgage_Property Borrower	Jun. 30, 2017 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Real Estate Investments, Net			$ 1,222,454	$ 1,287,126		$ 1,001,054
Rental Properties			789,126	$ 1,287,126
Real Estate Held-for-sale			$ 433,328
Number Of Mortgage Properties Held For Sale | Mortgage_Property			3
Number Of Properties Held For Rental | Mortgage_Property			4
Single Family [Member]
Rental Properties			$ 395,000
Lease Provides For Rental Payments To Acquire Real Estate Held For Rental			4,250
Rental Properties Saleable Value Under Option			400,000
Multifamily [Member]
Rental Properties			143,000
Lease Provides For Rental Payments To Acquire Real Estate Held For Rental			1,660
Single Family One [Member]
Rental Properties			117,500
Lease Provides For Rental Payments To Acquire Real Estate Held For Rental			1,375
Rental Properties Saleable Value Under Option			114,750
Payments to Acquire Property, Plant, and Equipment			7,000
Single Family Two [Member]
Rental Properties			133,000
Lease Provides For Rental Payments To Acquire Real Estate Held For Rental			1,330
Mortgage Receivable [Member]
Loans Receivable Including Interest And Late Charges					$ 532,000
Gain (Loss) on Sale of Properties	$ (98,622)	$ 11,000	$ 29,488
Number Of Mortgage Properties Held For Sale | Mortgage_Property			5
Number Of Borrowers | Borrower			2
Number Of Mortgage Properties Sold | Mortgage_Property	3		1
JJV LLC [Member] | Mortgage Receivable [Member]
Real Estate Investment Property, Net			$ 180,000